Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	General Partner [Member]	Total	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Balance at Dec. 31, 2009	$ 459,902,047	$ 4,743,000	$ 464,645,047	$ 59,798,213	$ 612,188	$ 60,410,401	$ 19,608,456	$ 200,894	$ 19,809,350	$ 178,420,459	$ 1,842,646	$ 180,263,105	$ 376,999,886	$ 3,828,384	$ 380,828,270
Balance (in units) at Dec. 31, 2009			12,241,800.475			6,024,411.202			1,300,346.582			9,424,660.496			18,553,669.110
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(2,687,785)	(25,162)	(2,712,947)	(2,651,894)	(26,941)	(2,678,835)	2,299,999	23,603	2,323,602	19,344,514	203,961	19,548,475	11,593,566	121,949	11,715,515
Redemptions	(52,293,020)	(388,220)	(52,681,240)	(9,641,945)	(67,815)	(9,709,760)	(2,676,021)	(16,424)	(2,692,445)	(20,170,825)	(130,199)	(20,301,024)	(48,948,977)	(338,781)	(49,287,758)
Redemptions (in units)			(1,481,544.764)			(1,003,837.255)			(164,941.216)			(1,072,294.567)			(2,459,504.974)
Balance at Dec. 31, 2010	404,921,242	4,329,618	409,250,860	47,504,374	517,432	48,021,806	19,232,434	208,073	19,440,507	177,594,148	1,916,408	179,510,556	339,644,475	3,611,552	343,256,027
Balance (in units) at Dec. 31, 2010			10,760,255.711			5,020,573.947			1,135,405.366			8,352,365.929			16,094,164.136
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(67,138,290)	(719,459)	(67,857,749)	(4,369,934)	(49,205)	(4,419,139)	(2,466,376)	(27,912)	(2,494,288)	(42,124,253)	(460,818)	(42,585,071)	(24,340,924)	(248,181)	(24,589,105)
Redemptions	(54,746,671)	(502,032)	(55,248,703)	(8,738,364)	(49,999)	(8,788,363)	(2,877,935)	0	(2,877,935)	(19,951,492)	(199,468)	(20,150,960)	(50,356,090)	(399,970)	(50,756,060)
Redemptions (in units)			(1,601,637.811)			(988,282.545)			(186,460.494)			(1,062,599.076)			(2,459,949.357)
Balance at Dec. 31, 2011	283,036,281	3,108,127	286,144,408	34,396,076	418,228	34,814,304	13,888,123	180,161	14,068,284	115,518,403	1,256,122	116,774,525	264,947,461	2,963,401	267,910,862
Balance (in units) at Dec. 31, 2011			9,158,617.900			4,032,291.402			948,944.872			7,289,766.853			13,634,214.779
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Loss	(25,885,258)	(294,306)	(26,179,564)	(3,769,861)	(46,569)	(3,816,430)	(641,657)	(9,269)	(650,926)	(10,517,888)	(129,289)	(10,647,177)	(35,829,461)	(432,502)	(36,261,963)
Redemptions	(63,390,753)	(600,010)	(63,990,763)	(7,584,688)	(100,001)	(7,684,689)	(2,328,654)	0	(2,328,654)	(31,767,800)	(300,076)	(32,067,876)	(58,266,505)	(500,004)	(58,766,509)
Redemptions (in units)			(2,098,985.408)			(953,365.724)			(160,413.040)			(2,090,891.777)			(3,290,451.193)
Balance at Dec. 31, 2012	$ 193,760,270	$ 2,213,811	$ 195,974,081	$ 23,041,527	$ 271,658	$ 23,313,185	$ 10,917,812	$ 170,892	$ 11,088,704	$ 73,232,715	$ 826,757	$ 74,059,472	$ 170,851,495	$ 2,030,895	$ 172,882,390
Balance (in units) at Dec. 31, 2012			7,059,632.492			3,078,925.678			788,531.832			5,198,875.076			10,343,763.586